LEASES (Details 1)	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term	3 years 3 months 18 days	3 years 8 months 12 days
Weighted-average discount rate	3.60%	3.50%